Fair Value	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value
14.	Fair-value:
The Company uses various methods to estimate the fair value recognized in the consolidated financial statements. The fair value hierarchy reflects the significance of inputs used in determining the fair values:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

•	Level 3 – Fair value based on valuation techniques which includes inputs related to the asset or liability that are not based on observable market data (unobservable inputs).
Financial assets and liabilities measured at fair value on a recurring basis are the assets held for sale, the call option granted to Neptune by Sprout’s non-controlling
interest owners of equity (the “Call Option”) and the liability related to warrants.
The following table presents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2022 and March 31, 2022:

			September 30, 2022
	Notes		Level 1	Level 2	Level 3	Total
Assets
Assets held for sale	2	(d)	$3,203,557	$—	$—	$3,203,557

Total			$3,203,557	$—	$—	$3,203,557

Liabilities
Liability related to warrants	8		$—	$—	$2,820,025	$2,820,025

Total			$—	$—	$2,820,025	$2,820,025

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Liabilities
Liability related to warrants	8	$—	$—	$5,570,530	$5,570,530

Total		$—	$—	$5,570,530	$5,570,530

On June 8, 2022, the Company announced a planned divestiture of the Canadian cannabis business and the Company will focus on winding up its cannabis operations pending one or more sales transactions. Following this announcement, the disposal group was first measured based on level 3 inputs, at fair value less cost to sell using market prices for comparative assets, and then based on level 1 inputs during the quarter ended September 30, 2022, as per the ASPA (note 2(d)).
On February 10, 2021, Sprout’s other equity interest owners granted Neptune a call option (the “Call Option”) to purchase the remaining

49.9
%
outstanding equity interests of Sprout, at any time beginning on January 1, 2023 and ending on December 31, 2023. On September 30, 2022 and March 31, 2022, the Call Option was measured based on level

3 inputs

to
nil
.
For the three and
six-month
periods ended September 30, 2022, the Company recorded gains on re-measurement
 of

nil
(2021 - gains
of $
126,615
and $230,615 respectively).
The liabilities related to warrants were recorded at their fair value using a Black-Scholes pricing model. Warrants are revalued each period end at fair value through profit and loss using level 3 inputs (note 8).
The Company has determined that the carrying values of its short-term financial assets and liabilities approximate their fair values given the short-term nature of these instruments. The carrying value of the short-term investment also approximates its fair value given the short-term maturity of the reinvested funds. For variable rate loans and borrowings, the fair value is considered to approximate the carrying amount.
The fair value of the fixed rate loans and borrowings and long-term payable is determined by discounting future cash flows using a rate that the Company could obtain for loans with similar terms, conditions and maturity dates. The fair value of these instruments approximates the carrying amounts and was measured using level 3 inputs.

21.	Fair-value:
The Corporation uses various methods to estimate the fair value recognized in the consolidated financial statements. The fair value, hierarchy reflects the significance of inputs used in determining the fair values:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

•	Level 3 – Fair value based on valuation techniques which includes inputs related to the asset or liability that are not based on observable market data (unobservable inputs).
Financial assets and liabilities measured at fair value on a recurring basis are the investment in Acasti Pharma Inc. (“Acasti”), the call option granted to Neptune by Sprout’s non-controlling
interest owners of equity (the “Call Option”), the liability to CEO for long-term incentive, and liability related to warrants.
The following
table presents the Corporation’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and 2021:

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4	$—	$—	$—	$—

Total		$—	$—	$—	$—

Liabilities
Liability related to warrants	12	$—	$—	$5,570,530	$5,570,530

Total		$—	$—	$5,570,530	$5,570,530

		March 31, 2021
	Notes	Level 1	Level 2	Level 3	Total
Assets
Marketable securities - Acasti Shares		$150,000	$—	$—	$150,000
Other financial assets - Sprout Call Option	4	—	—	5,615,167	5,615,167

Total		$150,000	$—	$5,615,167	$5,765,167

Liabilities
Liability related to warrants	12	$—	$—	$10,462,137	$10,462,137

Total		$—	$—	$10,462,137	$10,462,137

As at
March 31, 2022, the Corporation has no common shares of Acasti (31,250 as at March 31, 2021, considering the 8 to 1 reverse stock split). The investment was measured using Acasti’s stock market price. The fair value of the investment in Acasti was $150,000 or $4.80 per share as at March 31, 2021.
During the year ended March 31, 2021, 750,000 Acasti
pre-consolidation
shares were sold on the market for net proceeds of $420,219. During the year ended March 31, 2022, the remaining 31,250 shares, were sold on the market for net proceeds of $55,610.
The net change in fair value of the investment including any gain or loss on the sale of the shares amounted to a $101,634 loss and a $151,799 gain respectively for the years ended March 31, 2022 and 2021 and were recognized in the profit and loss statement.
As at the close of the acquisition of Sprout, 2021, the fair value of the asset related to the Call Option was determined to be $5,523,255, representing the excess of the market price over the contract value of the Call Option, discounted at a rate of 8.9% and assuming the exercise of the Call Option to acquire the remaining interest in Sprout would take place on January 1, 2023. To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted for a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%. Changes in the underlying assumptions of budgeted revenues as well as lower revenue market multiples resulted in a revaluation of the Call Option to nil during the year ended March 31, 2022. The measurement is based on level 3 inputs.
The following table presents a reconciliation of the beginning and ending balance of the Call Option:

		Years ended
	Notes	March 31, 2022	March 31, 2021
Balance as at April 1st 2021 and 2020		$5,615,167	$—
Increase arising from business combination	4	—	5,523,255
Change in fair value		(5,606,683)	83,428
Effect of movements in exchange rate		(8,484)	8,484

Balance as at March 31, 2022 and 2021		$—	$5,615,167

The liabilities related to warrants were recorded at their fair value using a Black-Scholes pricing model. Warrants are revalued each period-end
at fair value through profit and loss using level 3 inputs (note 12).
The Corporation has determined that the carrying values of its short-term financial assets and liabilities approximate their fair values given the short-term nature of these instruments. The carrying value of the short-term investment also approximates its fair value given the short-term maturity of the reinvested funds. For variable rate loans and borrowings, the fair value is considered to approximate the carrying amount.
The fair value of the fixed rate loans and borrowings and long-term payable is determined by discounting future cash flows using a rate that the Corporation could obtain for loans with similar terms, conditions and maturity dates. The fair value of these instruments approximates the carrying amounts and was measured using level 3 inputs.